Subsequent Events (Details) (USD $)			0 Months Ended				1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 12, 2014 Subsequent Event [Member]	Sep. 05, 2014 Subsequent Event [Member]	Sep. 04, 2014 Subsequent Event [Member]	Oct. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Aug. 28, 2014 Subsequent Event [Member] Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued for debt conversion							15,000,000
Debt conversion converted amount							$ 150,000
Stock issued during period, shares			40,000	1,000,000	5,200,000
Stock issued during period, value			$ 10,000	$ 200,000	$ 1,050,000
Common stock, shares issued	11,541,666	11,541,666				32,781,666